Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Current asset:
Cash and cash equivalents	$ 448,345	$ 2,010,325	$ 456,502
Accounts receivable - trade, net of allowances	3,083,668	3,089,932	2,943,954
Inventories, net of reserve	3,738,723	4,626,569	4,164,116
Prepaid expenses and other current assets	1,227,995	388,006	447,036
Total current assets	8,498,731	10,114,832	8,011,608
Property and equipment, net of accumulated depreciation	25,095	29,752	60,040
Intangible assets, net of accumulated amortization	5,943,368	6,126,558	6,833,477
Goodwill	4,181,991	4,181,991	4,181,991
Other assets	316	292	33,262
Total assets	18,649,501	20,453,425	19,120,378
Current liabilities:
Accounts payable and accrued expenses	2,415,090	2,994,918	4,453,893
Accounts payable and accrued expenses - related parties	4,739,569	4,391,713	3,754,050
Short-term debt	819,960	752,449	2,791,582
Short-term debt - related party	54,000	54,000	876,550
Convertible notes payable - related party	50,000	50,000	50,000
Deferred revenues - short-term	483,243	1,127,423	495,603
Other short-term liabilities			251,537
Total current liabilities	8,561,862	9,370,503	12,673,215
Long-term convertible note payable - related parties			4,060,785
Deferred revenues - long-term	175,915	175,294	272,123
Total liabilities	8,737,777	9,545,797	17,006,123
Commitments and contingencies
Stockholders' equity:
Preferred stock value	25	25	127
Common stock value	965	956	461
Additional paid-in capital	24,655,946	23,740,751	7,615,732
Subscriptions receivable	(325)	(325)	(325)
Accumulated deficit	(14,701,902)	(12,785,931)	(5,488,822)
Other comprehensive loss	(42,985)	(47,848)	(12,918)
Total stockholders' equity	9,911,724	10,907,628	2,114,255
Total liabilities and stockholders' equity	$ 18,649,501	$ 20,453,425	$ 19,120,378

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.